Label	Element	Value
Class A, M, C, I and Z | Fidelity Healthy Future Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Healthy Future Fund/Fidelity Advisor® Healthy Future Fund A, M, C, I, Z
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the “Fund Distribution” section beginning on page 28 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses(expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A and Class M purchases of $1 million or more will not be subject to a front‑end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.On Class C shares redeemed less than one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example helps compare the cost of investing in the fund with the cost of investing in other funds.
Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
• Normally investing at least 80% of its assets in equity securities of companies that FMR believes are working to: (i) extend and/or improve life expectancy, enhance health and wellness in people’s lives, and/or (ii) mitigate environmental impacts affecting health and wellness, in each case through the products, services, or technology they provide. Such companies include those that (i) attribute 50% or more of their revenues to products focused on disease treatment, health care access, nutrition, fitness and wearables, or clean emissions, or (ii) with respect to seeking to mitigate environmental impacts, those that are contained in the MSCI World Health & Wellness Select Net MA Index.
• Investing in securities of domestic and foreign issuers.
• Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.
• Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see “Fund Basics – Investment Details – Sustainable Investing Exclusion” for additional information.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
• Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
• Sustainability Risk. Application of FMR’s (the Adviser’s) ESG ratings process and/or its sustainable investing exclusion criteria may affect the fund’s exposure to certain issuers, sectors, regions, and countries and may affect the fund’s performance depending on whether certain investments are in or out of favor. The criteria related to the fund’s ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views. When evaluating an issuer, the Adviser is dependent on information or data obtained through voluntary or third-party reporting that may be incomplete, inaccurate, or unavailable, which could cause the Adviser to incorrectly assess an issuer’s business practices.
• Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
• Small- and Mid‑Cap Investing. The value of securities of small to medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
• Management Risk. The Adviser’s application of the fund’s strategy criteria may not achieve its intended results. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.
In addition, the fund is classified as non‑diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is classified as non‑diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Class A, M, C, I and Z | Fidelity Healthy Future Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fee	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.55%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	2.47%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.17%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.30%
1 year	rr_ExpenseExampleYear01	$ 700
3 years	rr_ExpenseExampleYear03	1,158
1 year	rr_ExpenseExampleNoRedemptionYear01	700
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 1,158
Class A, M, C, I and Z | Fidelity Healthy Future Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fee	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	1.55%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	2.72%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.17%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.55%
1 year	rr_ExpenseExampleYear01	$ 502
3 years	rr_ExpenseExampleYear03	1,020
1 year	rr_ExpenseExampleNoRedemptionYear01	502
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 1,020
Class A, M, C, I and Z | Fidelity Healthy Future Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fee	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.55%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	3.22%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.17%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.05%
1 year	rr_ExpenseExampleYear01	$ 308
3 years	rr_ExpenseExampleYear03	844
1 year	rr_ExpenseExampleNoRedemptionYear01	208
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 844
Class A, M, C, I and Z | Fidelity Healthy Future Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.55%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	2.22%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.17%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.05%
1 year	rr_ExpenseExampleYear01	$ 107
3 years	rr_ExpenseExampleYear03	542
1 year	rr_ExpenseExampleNoRedemptionYear01	107
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 542
Class A, M, C, I and Z | Fidelity Healthy Future Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management fee	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.42%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	2.09%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.19%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.90%
1 year	rr_ExpenseExampleYear01	$ 92
3 years	rr_ExpenseExampleYear03	499
1 year	rr_ExpenseExampleNoRedemptionYear01	92
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 499

[1]	Class A and Class M purchases of $1 million or more will not be subject to a front‑end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.30%, 1.55%, 2.05%, 1.05%, and 0.90% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, and Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through August 31, 2023. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.
[4]	On Class C shares redeemed less than one year after purchase.